Financial Instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Financial instruments

33. Financial instruments

a)	Financial instruments by category

	June 30, 2024	December 31, 2023
Financial assets
Financial assets at fair value through profit or loss	$1,544,045	$995,101
Financial assets at amortized cost (Note)	63,346,977	48,839,518
	$64,891,022	$49,834,619

	June 30, 2024	December 31, 2023
Financial liabilities
Financial liabilities at amortized cost (Note)	$33,674,346	$42,216,345
Warrant liabilities	5,490,903	6,221,482
Convertible preference share liabilities	14,570,968	7,767,238
	$53,736,217	$56,205,065

Note:	Financial assets at amortized cost include cash and cash equivalents, financial assets at amortized cost, accounts receivable, other receivables and guarantee deposits. Financial liabilities at amortized cost include short-term borrowings, notes and accounts payable, other payables and long-term borrowings (including current portion).

b)	Financial risk management policies

i)	The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial condition and financial performance.

ii)	Risk management is carried out by a central treasury department (Group treasury) under policies approved by the Board of Directors. Group treasury identifies and evaluates financial risks in close cooperation with the Group’s operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas and matters, such as foreign exchange risk, interest rate risk, credit risk, use of non-derivative financial instruments, and investment of excess liquidity.

c)	Significant financial risks and degrees of financial risks

i)	Market risk

Foreign exchange risk

1.	The Group’s businesses involve some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: NTD and Egyptian pounds (“EGP”). A material portion of the Group’s future revenues is from the Egypt Contract, denominated in EGP. The fluctuation in exchange rate from EGP to U.S. dollars impacts the Group’s cash inflows when converting the EGP to U.S. dollars. Any significant revaluation of the EGP may have a material adverse effect on the Group’s revenues and financial condition, and the value of, and any dividends payable on our shares in U.S. dollar.

2.	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	June 30, 2024
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$519,626	0.031	$15,981,373
EGP:USD	2,032,144	0.021	33,046,767
Financial liabilities
Monetary items
NTD:USD	695,799	0.031	21,399,647
EGP:USD	741,599	0.021	15,425,249
GBP:USD	14,240	1.260	17,941,994

	December 31, 2023
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$516,510	0.033	$16,844,446
EGP:USD	600,433	0.055	33,285,236
Financial liabilities
Monetary items
NTD:USD	614,748	0.033	20,048,202
EGP:USD	432,966	0.033	14,158,000
GBP:USD	12,619	1.270	16,025,800

3.	The total exchange gain or (loss) (including realized and unrealized) arising from significant foreign exchange variation on the monetary items held by the Group for the six months periods ended June 30, 2024 and 2023 amounting to $(4,994,135) and $160,502, respectively.

4.	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Six months ended June 30, 2024
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)	Effect on other comprehensive income
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$159,814	$-
EGP:USD	1%	330,468	-
Financial liabilities
Monetary items
NTD:USD	1%	213,996	-
EGP:USD	1%	154,252	-
GBP:USD	1%	179,420	-

	Six months ended June 30, 2023
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)	Effect on other comprehensive income
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$166,897	$-
Financial liabilities
Monetary items
NTD:USD	1%	$102,305	$-

Price risk

As of June 30, 2024 and December 31, 2023, the Group is not exposed to material price risk of equity instrument.

Cash flow and interest rate risk

The Group held short-term borrowings with variable rates (excluding loan from shareholders with fixed interest rate), of which short-term effective rate would change with market interest rate, and then affect the future cash flow. Every 1% increase in the market interest rate would result to an increase of $131,045 and $134,491 in the cash outflow for the six months periods ended June 30, 2024 and 2023, respectively.

ii)	Credit risk

1.	Credit risk refers to the risk of financial loss to the Group arising from default by the clients or counterparties of financial instruments on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms.

2.	The Group manages its credit risk taking into consideration the entire Group’s concern. For banks and financial institutions, only independently rated parties with at least BBB+ credit rating determined by Standard & Poor’s are accepted. According to the Group’s credit policy, each local entity in the Group is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. Internal risk control assesses the credit quality of the customers, taking into account their financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Board of Directors. The utilization of credit limits is regularly monitored.

3.	The Group adopts the following assumption under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition: If the domestic and foreign contract payments were past due over 180 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.

4.	The Group adopts the assumption under IFRS 9, that is, the default occurs when the contract payments are past due over one year. Longer payment terms are given to customers and default barely occurred even though the contract payments are past due within one year in the past because of the industry characteristics of the Group and positive long-term relationship with customers. Therefore, a more lagging default criterion is appropriate to determine the risk of default occurring.

5.	The Group classifies customer’s accounts receivable in accordance with customer types. The Group applies the modified approach using the provision matrix and loss rate methodology to estimate expected credit loss.

6.	The Group used the forecast ability to adjust historical and timely information to assess the default possibility of accounts receivable. On June 30, 2024 and December 31, 2023, the provision matrix are as follows:

	Not past due	Up to 180 days past due	Up to 365 days past due	Over 366 days past due	Total
At June 30, 2024
Expected loss rate	0.03%~100%	0.15%-100%	1.4%~100%	100%
Total book value	$471,022	$17,669,716	$6,271,360	$5,705,518	$30,117,616
Loss allowance	142	1,101,341	6,271,360	5,705,518	13,078,361

	Not past due	Up to 180 days	Up to 365	Over 366 days	Total
At December 31, 2023
Expected loss rate	0.03%~0.4%	0.07%-0.91%	1.82%~100%	100%
Total book value	$3,937,838	$4,770,297	$3,100,633	$2,754,385	$14,563,153
Loss allowance	2,489,636	4,770,297	3,100,633	2,754,385	13,114,951

7.	Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable are as follows:

	2024
	Accounts receivable	Other receivables
At January 1	$13,114,951	$521,852
Reverse provision for ECLs	(36,590)	-
At June 30	$13,078,361	$521,852

	2023
	Accounts receivable	Other receivables
At January 1	$1,481,779	$-
Provision for ECLs	11,633,172	521,852
At December 31	$13,114,951	$521,852

8.	The Group’ s credit risk exposure in relation to contract assets under IFRS 9 as at June 30, 2024 and December 31, 2023 are immaterial.

9.	The Group held cash and cash equivalents and financial assets at amortized cost of $45,755,317 and $46,777,772 with banks as at June 30, 2024 and December 31, 2023, respectively, which are considered to have low credit risk. The balances are measured on 12-months expected credit losses and subject to immaterial credit loss.

10.	The significant changes in the carrying amounts of accounts receivable contributed to the increase in the allowance for expected credit loss during 2023 due to the increases in credit-impaired balances for long credit term customers located in the South Asia resulted in increases in credit loss in 2023 of approximately $7.6 million.

11.	Other receivables and guarantee deposits of $552,405 and $613,544 as at June 30, 2024 and December 31, 2023, respectively, are considered to have low credit risk. The other receivables and other non-current assets are measured on 12-months expected credit losses and subject to immaterial credit loss. As of June 30, 2024, the majority amount of other receivables and guarantee deposits were not received and fully reserved.

iii)	Liquidity risk

1.	Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets.

2.	A significant portion of the Group's future revenues is expected from the Egypt Contract, which is denominated in Egyptian Pounds (EGP). Fluctuations in the exchange rate between EGP and U.S. dollars may affect the Group's cash inflows when converting EGP to pay U.S. dollar-denominated expenses. The Group remains committed to closely managing this exposure to ensure that currency fluctuations do not materially impact its operations or financial condition.

3.	Please refer to Note 12 for undrawn borrowing facilities as at June 30, 2024 and December 31, 2023.

4.	The table below analyzes the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date for non-derivative financial liabilities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities:
June 30, 2024	Less than 1 year	Over 1 year
Lease liabilities	$172,685	$619,280
Long-term borrowings (Including current portion)	2,018,170	5,392,223

Non-derivative financial liabilities:
December 31, 2023	Less than 1 year	Over 1 year
Lease liabilities	$30,327	$23,011
Long-term borrowings (Including current portion)	1,817,873	6,822,438

Except for the above, the Group’s non-derivative financial liabilities are due less than 1 year.

5.	The Group does not expect the timing of occurrence of the cash flows estimated through the maturity date analysis will be significantly earlier, nor expect the actual cash flow amount will be significantly different.